UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 through June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Salient Midstream & MLP Fund

CAPITAL PRODUCT PARTNERS L.P.

Security	Y11082107	Meeting Type	Annual

Ticker Symbol	CPLP	Meeting Date	21-Aug-2014

ISIN	MHY110821078	Agenda	934061780 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	ELECTION OF ONE CLASS I DIRECTOR UNTIL THE 2017 ANNUAL MEETING: PIERRE DE DEMANDOLX-DEDONS	Management	For	For
2.	PROPOSAL TO APPROVE THE FOURTH AMENDMENT TO THE SECOND AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP OF CAPITAL PRODUCT PARTNERS L.P. TO REVISE THE TARGET DISTRIBUTIONS TO HOLDERS OF INCENTIVE DISTRIBUTION RIGHTS.	Management	Against	Against
3.	PROPOSAL TO APPROVE AN AMENDMENT AND RESTATEMENT OF CAPITAL PRODUCT PARTNERS L.P. 2008 OMNIBUS INCENTIVE COMPENSATION PLAN AMENDED JULY 22, 2010 TO INCREASE THE MAXIMUM NUMBER OF RESTRICTED UNITS AUTHORIZED FOR ISSUANCE THEREUNDER FROM 800,000 TO 1,650,000.	Management	For	For

Salient Midstream & MLP Fund

GOLAR LNG PARTNERS LP

Security	Y2745C102	Meeting Type	Annual

Ticker Symbol	GMLP	Meeting Date	19-Sep-2014

ISIN	MHY2745C1021	Agenda	934063758 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	TO ELECT CARL E. STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF LIMITED PARTNERS.	Management	For	For

Salient Midstream & MLP Fund

SEADRILL PARTNERS LLC

Security	Y7545W109	Meeting Type	Annual

Ticker Symbol	SDLP	Meeting Date	26-Sep-2014

ISIN	MHY7545W1093	Agenda	934065788 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	TO ELECT HARALD THORSTEIN AS A CLASS I DIRECTOR OF THE COMPANY WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF MEMBERS.	Management	For	For

Salient Midstream & MLP Fund

DYNAGAS LNG PARTNERS LP

Security	Y2188B108	Meeting Type	Annual

Ticker Symbol	DLNG	Meeting Date	23-Oct-2014

ISIN	MHY2188B1083	Agenda	934076337 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 EVANGELOS VLAHOULIS		For	For

	2 ALEXIOS RODOPOULOS		For	For

	3 LEVON DEDEGIAN		For	For

2.	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014	Management	For	For

Salient Midstream & MLP Fund

KINDER MORGAN MANAGEMENT, LLC

Security	49455U100	Meeting Type	Special

Ticker Symbol	KMR	Meeting Date	20-Nov-2014

ISIN	US49455U1007	Agenda	934091719 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	TO APPROVE THE KMR MERGER AGREEMENT.	Management	Abstain	Against
2.	TO APPROVE THE KMR ADJOURNMENT PROPOSAL.	Management	Abstain	Against
3.	TO APPROVE THE KMP MERGER AGREEMENT.	Management	Abstain	Against
4.	TO APPROVE THE KMP ADJOURNMENT PROPOSAL.	Management	Abstain	Against

Salient Midstream & MLP Fund

KINDER MORGAN, INC.

Security	49456B101	Meeting Type	Special

Ticker Symbol	KMI	Meeting Date	20-Nov-2014

ISIN	US49456B1017	Agenda	934091721 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	TO APPROVE AN AMENDMENT OF THE CERTIFICATE OF INCORPORATION OF KMI TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS P COMMON STOCK, PAR VALUE $0.01 PER SHARE, OF KMI FROM 2,000,000,000 TO 4,000,000,000.	Management	Abstain	Against
2.	TO APPROVE THE ISSUANCE OF SHARES OF KMI COMMON STOCK IN THE PROPOSED KMP, KMR AND EPB MERGERS.	Management	Abstain	Against
3.	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE FOREGOING PROPOSALS AT THE TIME OF THE SPECIAL MEETING.	Management	Abstain	Against

Salient Midstream & MLP Fund

NAVIOS MARITIME PARTNERS L.P.

Security	Y62267102	Meeting Type	Annual

Ticker Symbol	NMM	Meeting Date	21-Nov-2014

ISIN	MHY622671029	Agenda	934087102 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 SERAFEIM KRIEMPARDIS		For	For

2.	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY’S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For

Salient Midstream & MLP Fund

MAGELLAN MIDSTREAM PARTNERS, L.P.

Security	559080106	Meeting Type	Annual

Ticker Symbol	MMP	Meeting Date	23-Apr-2015

ISIN	US5590801065	Agenda	934133086 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 ROBERT G. CROYLE		For	For

	2 STACY P. METHVIN		For	For

	3 BARRY R. PEARL		For	For

2.	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Management	For	For
3.	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	Management	For	For

Salient Midstream & MLP Fund

SPECTRA ENERGY CORP

Security	847560109	Meeting Type	Annual

Ticker Symbol	SE	Meeting Date	28-Apr-2015

ISIN	US8475601097	Agenda	934141095 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: GREGORY L. EBEL	Management	For	For

1B.	ELECTION OF DIRECTOR: F. ANTHONY COMPER	Management	For	For
1C.	ELECTION OF DIRECTOR: AUSTIN A. ADAMS	Management	For	For

1D.	ELECTION OF DIRECTOR: JOSEPH ALVARADO	Management	For	For
1E.	ELECTION OF DIRECTOR: PAMELA L. CARTER	Management	For	For
1F.	ELECTION OF DIRECTOR: CLARENCE P. CAZALOT JR	Management	For	For
1G.	ELECTION OF DIRECTOR: PETER B. HAMILTON	Management	For	For
1H.	ELECTION OF DIRECTOR: MIRANDA C. HUBBS	Management	For	For
1I.	ELECTION OF DIRECTOR: MICHAEL MCSHANE	Management	For	For
1J.	ELECTION OF DIRECTOR: MICHAEL G. MORRIS	Management	For	For
1K.	ELECTION OF DIRECTOR: MICHAEL E.J. PHELPS	Management	For	For
2.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS SPECTRA ENERGY CORP’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	Management	For	For
3.	AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For
4.	SHAREHOLDER PROPOSAL CONCERNING DISCLOSURE OF POLITICAL CONTRIBUTIONS.	Shareholder	Against	For
5.	SHAREHOLDER PROPOSAL CONCERNING DISCLOSURE OF LOBBYING ACTIVITIES.	Shareholder	Against	For

Salient Midstream & MLP Fund

NRG YIELD, INC.

Security	62942X108	Meeting Type	Annual

Ticker Symbol	NYLD	Meeting Date	05-May-2015

ISIN	US62942X1081	Agenda	934150107 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 DAVID CRANE		Withheld	Against

	2 JOHN F. CHLEBOWSKI		For	For

	3 KIRKLAND B. ANDREWS		Withheld	Against

	4 BRIAN R. FORD		For	For

	5 MAURICIO GUTIERREZ		Withheld	Against

	6 FERRELL P. MCCLEAN		For	For

	7 CHRISTOPHER S. SOTOS		Withheld	Against

2A.	TO APPROVE THE ADOPTION OF AMENDMENTS TO THE COMPANY’S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO ESTABLISH THE CLASS C COMMON STOCK AND CLASS D COMMON STOCK.	Management	For	For
2B.	TO APPROVE THE ADOPTION OF AMENDMENTS TO THE COMPANY’S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EFFECTUATE THE STOCK SPLIT.	Management	For	For
3.	TO APPROVE THE AMENDED AND RESTATED 2013 EQUITY INCENTIVE PLAN.	Management	For	For
4.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.	Management	For	For

Salient Midstream & MLP Fund

KINDER MORGAN, INC.

Security	49456B101	Meeting Type	Annual

Ticker Symbol	KMI	Meeting Date	07-May-2015

ISIN	US49456B1017	Agenda	934149813 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 RICHARD D. KINDER		For	For

	2 STEVEN J. KEAN		For	For

	3 TED A. GARDNER		For	For

	4 ANTHONY W. HALL, JR.		For	For

	5 GARY L. HULTQUIST		For	For

	6 RONALD L. KUEHN, JR.		For	For

	7 DEBORAH A. MACDONALD		For	For

	8 MICHAEL J. MILLER		For	For

	9 MICHAEL C. MORGAN		For	For

	10 ARTHUR C. REICHSTETTER		For	For

	11 FAYEZ SAROFIM		For	For

	12 C. PARK SHAPER		For	For

	13 WILLIAM A. SMITH		For	For

	14 JOEL V. STAFF		For	For

	15 ROBERT F. VAGT		For	For

	16 PERRY M. WAUGHTAL		For	For

2.	APPROVAL OF THE KINDER MORGAN, INC. 2015 AMENDED AND RESTATED STOCK INCENTIVE PLAN.	Management	For	For
3.	APPROVAL OF THE AMENDED AND RESTATED ANNUAL INCENTIVE PLAN OF KINDER MORGAN, INC.	Management	For	For
4.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For
5.	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Management	For	For
6.	APPROVAL OF THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION OF KINDER MORGAN, INC.	Management	For	For
7.	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON OUR COMPANY’S RESPONSE TO CLIMATE CHANGE.	Shareholder	Against	For
8.	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON METHANE EMISSIONS.	Shareholder	Against	For
9.	STOCKHOLDER PROPOSAL RELATING TO AN ANNUAL SUSTAINABILITY REPORT.	Shareholder	For	Against

Salient Midstream & MLP Fund

BUCKEYE PARTNERS, L.P.

Security	118230101	Meeting Type	Annual

Ticker Symbol	BPL	Meeting Date	02-Jun-2015

ISIN	US1182301010	Agenda	934192333 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 PIETER BAKKER		For	For

	2 BARBARA M. BAUMANN		For	For

	3 MARK C. MCKINLEY		For	For

	4 DONALD W. NIEMIEC		For	For

2.	THE RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2015.	Management	For	For

Salient Midstream & MLP Fund

MARKWEST ENERGY PARTNERS LP

Security	570759100	Meeting Type	Annual

Ticker Symbol	MWE	Meeting Date	03-Jun-2015

ISIN	US5707591005	Agenda	934199274 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 FRANK M. SEMPLE		For	For

	2 DONALD D. WOLF		For	For

	3 MICHAEL L. BEATTY		For	For

	4 WILLIAM A BRUCKMANN III		For	For

	5 DONALD C. HEPPERMANN		For	For

	6 RANDALL J. LARSON		For	For

	7 ANNE E. FOX MOUNSEY		For	For

	8 WILLIAM P. NICOLETTI		For	For

2.	RATIFICATION OF DELOITTE & TOUCHE LLP AS THE PARTNERSHIP’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Salient Midstream & MLP Fund

By:	/s/ Greg A. Reid
Greg A. Reid
President and Chief Executive Officer

Date:	August 13, 2015